INVESTMENTS Q - Identical or Similar Investments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Carrying Value	$ 75,689	$ 63,227
Impairment, Period to date	3,494	6,990
Impairment, Cumulative	62,452	59,608
Upward Adjustments, Period to date	5,220	2,214
Upward Adjustments, Cumulative	$ 68,413	$ 63,652